SUPPLEMENT DATED AUGUST 31, 2004:

•	AXA PREMIER VIP TRUST

This Supplement updates the Prospectus and Statement of Additional Information (“SAI”) of AXA Premier VIP Trust (“Trust”), dated May 1, 2004. You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.

Information Regarding Underlying Portfolios of AXA Allocation Portfolios

The information provided below replaces the information regarding the Underlying Portfolios in which the AXA Allocation Portfolios may invest, located in the table in the section entitled “THE AXA ALLOCATION PORTFOLIOS AT A GLANCE”.

Large Cap Equities

AXA Premier VIP Aggressive Equity

AXA Premier VIP Large Cap Core

AXA Premier VIP Large Cap Growth

AXA Premier VIP Large Cap Value

EQ/Alliance Common Stock

EQ/Alliance Growth and Income

EQ/Alliance Premier Growth

EQ/Bernstein Diversified Value

EQ/Capital Guardian Research

EQ/Capital Guardian U.S. Equity

EQ/Evergreen Omega

EQ/Janus Large Cap Value

EQ/Marsico Focus

EQ/Mercury Basic Value Equity

EQ/MFS Emerging Growth Companies

EQ/MFS Investors Trust

EQ/Putnam Growth & Income Value

EQ/Putnam Voyager

EQ/Enterprise Capital Appreciation

EQ/Enterprise Deep Value

EQ/MONY Equity Growth

EQ/Enterprise Equity Income

EQ/MONY Equity Income

EQ/Enterprise Equity

EQ/Enterprise Global Socially Responsive

EQ/Enterprise Growth and Income

EQ/Enterprise Growth

EQ/Enterprise Mergers and Acquisitions

EQ/Enterprise Multi-Cap Growth

EQ/MONY Diversified

Investment Grade Bond

AXA Premier VIP Core Bond

EQ/Alliance Intermediate Government Securities

EQ/Alliance Quality Bond

EQ/J. P. Morgan Core Bond

EQ/MONY Government Securities

EQ/MONY Intermediate Term Bond Portfolio

EQ/MONY Long Term Bond Portfolio

EQ/Enterprise Short Duration Bond Portfolio

EQ/Enterprise Total Return Portfolio

High Yield Bond

AXA Premier VIP High Yield

EQ/Enterprise High-Yield Bond

Small/Mid Cap Equities

AXA Premier VIP Small/Mid Cap Growth

AXA Premier VIP Small/Mid Cap Value

EQ/Alliance Small Cap Growth

EQ/FI Mid Cap

EQ/FI Small/Mid Cap Value

EQ/Lazard Small Cap Value

EQ/Enterprise Small Company Growth

EQ/Enterprise Small Company Value

International Equities

AXA Premier VIP International Equity

EQ/Alliance International

EQ/Capital Guardian International

EQ/Emerging Markets Equity

EQ/Mercury International Value

EQ/Enterprise International Growth

Information Regarding the Distributors

The information below updates information regarding the Trust’s distributors as set forth in the section entitled “Introduction” in the Trust’s Class A and Class B Prospectus, “Fund Distribution Arrangements” in the Trust’s Class B Prospectus and “Additional Information” in the Trust’s Class A and Class B Prospectus:

Subject to approval by the Board of Trustees of the Trust, it is anticipated that effective September 29, 2004, MONY Securities Corporation (“MONY Securities”) will become an additional distributor for the Class A and Class B shares of the Trust. MONY Securities is an indirect affiliate of The Equitable Life Assurance Society of the United States (the Trust’s Investment Manager and Administrator). MONY Securities is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

AXA Premier VIP Large Cap Value Portfolio

The information provided below replaces the information regarding the portfolio managers (including their business experience) of MFS Investment Management (“MFS”), one of the sub-advisers of AXA Premier VIP Large Cap Value Portfolio, located in the table under the headings “Sub-Adviser(s) and Portfolio Manager(s)” and “Business Experience” in the section entitled “MANAGEMENT TEAM – The Manager and the Sub-advisers.”

Steven R. Gorham and Edward B. Baldini are the portfolio managers for the portion of the portfolio allocated to MFS.

Mr. Gorham is a Senior Vice President and portfolio manager with MFS and has been employed in the investment management area of MFS since 1992.

Mr. Baldini is a Vice President and portfolio manager with MFS and has been employed in the investment management area of MFS since 2000. Prior to joining MFS, Mr. Baldini was a Senior Vice President at Scudder Kemper Investments.

Legal Proceedings Relating to AIM Capital Management, Inc.

The information provided below updates information regarding the “Legal Proceedings” of A I M Capital Management, Inc., one of the sub-advisers of AXA Premier VIP Health Care Portfolio, as set forth in the section entitled “MANAGEMENT TEAM – The Manager and the Sub-advisers.”

A I M Capital Management, Inc.

AIM is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“IFG”), was, until recently, the investment advisor to the INVESCO Funds.

On December 2, 2003 each of the SEC and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. There can be no assurance that the SEC, NYAG or State of Colorado will not file additional charges against IFG or Mr. Cunningham or civil proceedings against other current or former officers or employees of IFG.

The SEC complaint, filed in the United States District Court for the District of Colorado [Civil Action No. 03-N-2421 (PAC)], alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC alleges violations of Section 17(a) of the Securities Act of 1933, Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Section 206(1) and 206(2) of the Investment Advisers Act of 1940, and Sections 34(b) and 36(a) of the Investment Company Act of 1940. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG complaint, filed in the Supreme Court of the State of New York (New York County), is also based on the circumstances described above. The NYAG complaint alleges violation of Article 23-A (the Martin Act) and Section 349 of the General Business Law of the State of New York and Section 63(12) of the State of New York’s Executive Law. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

The Colorado complaint, filed in the Colorado District Court, in the City and County of Denver, Colorado, is also based on the circumstances described above. The Colorado complaint alleges violations of Section 6-1-105(1) of the Colorado Consumer Protection Act. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

Regulatory Inquiries Concerning IFG and AIM

IFG, AIM, certain related entities, certain of their current and former officers and/or certain of the AIM and INVESCO Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those described above. Additional regulatory inquiries related to the above or other issues may be received by IFG, AIM and/or related entities and individuals in the future. Information on these regulatory inquiries can be found on AIM’s Internet website under the heading “Regulatory Actions, Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigation summary.pdf).

Private Civil Actions Pending Against IFG, AIM and Related Entities and Individuals

Civil lawsuits related to many of the above issues have been filed against (depending upon the lawsuit) IFG, AIM, certain related entities, certain of their current and former officers, and/or certain of the AIM and INVESCO Funds and/or their trustees. Additional civil lawsuits related to the above or other issues may be filed against, IFG, AIM and/or related entities and individuals in the future. Information on these civil lawsuits that have been served on IFG or AIM or for which service of process has been waived as of a recent date, including the parties to the lawsuits and summaries of the various allegations and remedies sought, can be found on AIM’s Internet website under the heading “Regulatory Actions, Inquiries and Pending Litigation” (http://www.aiminvestments.com/litigationsummary.pdf)

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. AMVESCAP has retained outside counsel to represent its subsidiaries in connection with the market timing regulatory inquiries and certain other matters. As part of this representation, this outside counsel has been conducting a review of IFG’s and AIM’s conduct with respect to market timing and related matters. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Institutional (N.A.), Inc., INVESCO Global Asset Management (N.A.), Inc. and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940.